Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments by Category
Schedule of financial instruments by category
	Fair Value Hierarchy	December 31, 2020	December 31, 2019
Assets - Amortized cost
Cash and cash equivalents	1	311,156	43,287
Marketable securities	1	491,102	-
Trade receivables	2	492,234	388,847
Other receivables	2	124	1,735
Related parties – other receivables	2	2,070	39,946
		1,296,686	473,815

Liabilities - Amortized cost
Bonds and financing	2	793,341	1,640,947
Lease liabilities	2	173,103	153,714
Reverse Factoring	2	110,513	94,930
Suppliers -related Parties	2	-	207,174
Accounts payable for business combination	2	48,055	10,941
Other liabilities - related parties	2	135,307	47,603
Loans from related parties	2	20,884	29,192
		1,281,203	2,184,501